Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets [Table Text Block]
Prepaid expenses and other current assets consisted of the following:

	December 31,	December 31,
	2014	2013
Prepaid insurance	$125,106	$63,096
Prepaid fees and rent	249,046	151,454
Deposits and advances	1,360,672	$279,870
Prepaid royalties	604,166	724,999
Other Current Assets	—	38,863
	$2,338,990	$1,258,282